8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of transactions and outstanding balances relating to key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Paul W. Kuhn Chief Executive Officer, Director
Aggregate value of transaction - Short-term employee benefits	$ 163,766	$ 253,968	$ 265,828
Aggregate value of transaction - Post-employment benefits	0	0	0
Aggregate value of transaction - Other long-term benefits	0	0	0
Aggregate value of transaction - Termination benefits	0	0	0
Aggregate value of transaction - Other expenses	53,482	61,430	53,262
Aggregate value of transaction - Share-based payments	0	11,505	16,880
Aggregate value of transaction - Total	217,248	326,903	335,970
Paul L. Nelles (c) Director
Aggregate value of transaction - Short-term employee benefits	8,070	19,950	19,100
Aggregate value of transaction - Post-employment benefits	0	0	0
Aggregate value of transaction - Other long-term benefits	0	0	0
Aggregate value of transaction - Termination benefits	0	0	0
Aggregate value of transaction - Other expenses	0	0	0
Aggregate value of transaction - Share-based payments	0	7,670	4,220
Aggregate value of transaction - Total	8,070	27,620	23,320
Frank Hogel Director
Aggregate value of transaction - Short-term employee benefits	0	0	0
Aggregate value of transaction - Post-employment benefits	0	0	0
Aggregate value of transaction - Other long-term benefits	0	0	0
Aggregate value of transaction - Termination benefits	0	0	0
Aggregate value of transaction - Other expenses	0	0	0
Aggregate value of transaction - Share-based payments	5,530	7,670	4,220
Aggregate value of transaction - Total	$ 5,530	7,670	4,220
Winnie Wong, Chief Financial Officer
Aggregate value of transaction - Short-term employee benefits		0	0
Aggregate value of transaction - Post-employment benefits		0	0
Aggregate value of transaction - Other long-term benefits		0	0
Aggregate value of transaction - Termination benefits		0	0
Aggregate value of transaction - Other expenses		0	0
Aggregate value of transaction - Share-based payments		9,588	12,660
Aggregate value of transaction - Total		9,588	12,660
Mark T. Brown Director
Aggregate value of transaction - Short-term employee benefits		0	0
Aggregate value of transaction - Post-employment benefits		0	0
Aggregate value of transaction - Other long-term benefits		0	0
Aggregate value of transaction - Termination benefits		0	0
Aggregate value of transaction - Other expenses		0	0
Aggregate value of transaction - Share-based payments		9,588	12,660
Aggregate value of transaction - Total		9,588	12,660
Paul Dircksen Director
Aggregate value of transaction - Short-term employee benefits		0	0
Aggregate value of transaction - Post-employment benefits		0	0
Aggregate value of transaction - Other long-term benefits		0	0
Aggregate value of transaction - Termination benefits		0	0
Aggregate value of transaction - Other expenses		0	0
Aggregate value of transaction - Share-based payments		7,670	4,220
Aggregate value of transaction - Total		7,670	4,220
Ross Stringer Director
Aggregate value of transaction - Short-term employee benefits		0	0
Aggregate value of transaction - Post-employment benefits		0	0
Aggregate value of transaction - Other long-term benefits		0	0
Aggregate value of transaction - Termination benefits		0	0
Aggregate value of transaction - Other expenses		0	0
Aggregate value of transaction - Share-based payments		7,670	4,220
Aggregate value of transaction - Total		7,670	4,220
Adriano Barros (d)
Aggregate value of transaction - Short-term employee benefits		0	0
Aggregate value of transaction - Post-employment benefits		0	0
Aggregate value of transaction - Other long-term benefits		0	0
Aggregate value of transaction - Termination benefits		0	0
Aggregate value of transaction - Other expenses		0	0
Aggregate value of transaction - Share-based payments		5,369	16,880
Aggregate value of transaction - Total		$ 5,369	$ 16,880